Report Of The Directors Financial Review Risk Report - Distribution of financial instruments by credit quality (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 2,855,948	$ 2,880,751
Off-balance sheet commitments	273,192	262,877
Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	273,371	263,103
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(179)	(226)
Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	97,302	88,639
Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,676,167	2,584,710
Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(12,068)	(15,566)
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,251	2,492
Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	187,837	184,989
Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	187,837	184,989
Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Performance and other guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	85,355	77,888
Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	85,534	78,114
Performance and other guarantees | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(179)	(226)
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,045,814	1,037,987
Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,057,231	1,052,477
Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,417)	(14,490)
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,136	81,616
Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,153	81,658
Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(17)	(42)
Debt securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	97,302	88,639
Debt securities | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	75,668	76,882
Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	347,203	399,717
Debt securities | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(96)	(141)
Debt securities | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,652	1,857
Trading assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	139,228	154,347
Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	139,228	154,347
Trading assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	880,351	772,408
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(193)	(175)
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,766	10,754
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,766	10,754
Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Derivatives
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	196,882	307,726
Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	196,882	307,726
Derivatives | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
– personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	478,337	460,809
– personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,103)	(4,731)
– corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	513,539	527,088
– corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,204)	(9,494)
– non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	65,355	64,580
– non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(110)	(265)
Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	94,211	85,474
Strong | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	62,701	59,392
Strong | Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	31,510	26,082
Strong | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	101,879	117,972
Strong | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,438	6,440
Strong | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	146,748	243,005
Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	97,224	90,573
Good | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	65,031	62,664
Good | Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	32,193	27,909
Good | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	16,254	14,694
Good | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	723	2,378
Good | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42,717	54,581
Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	75,711	80,922
Satisfactory | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	56,446	59,666
Satisfactory | Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	19,265	21,256
Satisfactory | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,283	20,809
Satisfactory | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,455	1,827
Satisfactory | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,691	8,709
Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,354	4,949
Sub- standard | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,327	2,837
Sub- standard | Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,027	2,112
Sub- standard | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	678	829
Sub- standard | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	150	109
Sub- standard | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	719	1,359
Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	871	1,185
Financial assets excluding equity securities
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,702,157	2,756,425
Financial assets excluding equity securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,713,880	2,771,273
Financial assets excluding equity securities | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,723)	(14,848)
Financial assets excluding equity securities | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,966,925	1,995,882
Financial assets excluding equity securities | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	378,003	384,915
Financial assets excluding equity securities | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	315,007	328,487
Financial assets excluding equity securities | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 34,344	$ 41,979
Portfolio Concentration Risk | Financial assets excluding equity securities | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality	100.00%	100.00%
Portfolio Concentration Risk | Financial assets excluding equity securities | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality	72.50%	72.00%
Portfolio Concentration Risk | Financial assets excluding equity securities | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality	13.90%	13.90%
Portfolio Concentration Risk | Financial assets excluding equity securities | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality	11.60%	11.90%
Portfolio Concentration Risk | Financial assets excluding equity securities | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality	1.30%	1.50%
Credit impaired | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	$ 332	$ 430
Credit impaired | Credit impaired | Performance and other guarantees | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	539	755
Credit impaired | Credit impaired | Trading assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	134	43
Credit impaired | Credit impaired | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Credit impaired | Credit impaired | Derivatives | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7	72
Credit impaired | Financial assets excluding equity securities | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 19,601	$ 20,010
Credit impaired | Portfolio Concentration Risk | Financial assets excluding equity securities | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Percentage of total credit quality	0.70%	0.70%
IFRS 9
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	$ 654,991	$ 677,308
IFRS 9 | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,020,735	1,906,543
Off-balance sheet commitments	655,432	678,167
IFRS 9 | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,627)	(14,707)
Off-balance sheet commitments	(441)	(859)
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	345,173	391,762
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	345,269	391,903
IFRS 9 | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(96)	(141)
IFRS 9 | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	627,258	659,049
IFRS 9 | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	627,637	659,783
IFRS 9 | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(379)	(734)
IFRS 9 | Financial guarantee and similar contracts
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	27,733	18,259
IFRS 9 | Financial guarantee and similar contracts | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	27,795	18,384
IFRS 9 | Financial guarantee and similar contracts | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(62)	(125)
IFRS 9 | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,057,231	1,052,477
IFRS 9 | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,417)	(14,490)
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,045,814	1,037,987
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,057,231	1,052,477
IFRS 9 | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(11,417)	(14,490)
IFRS 9 | Loans and advances to banks at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,153	81,658
IFRS 9 | Loans and advances to banks at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(17)	(42)
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,136	81,616
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	83,153	81,658
IFRS 9 | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(17)	(42)
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	403,018	304,481
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	403,022	304,486
IFRS 9 | – cash and balances at central banks | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(4)	(5)
IFRS 9 | Items in the course of collection from other banks | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,136	4,094
IFRS 9 | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,136	4,094
IFRS 9 | Items in the course of collection from other banks | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42,578	40,420
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42,578	40,420
IFRS 9 | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | – reverse repurchase agreements – non-trading | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42,421	61,716
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	241,648	230,628
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	241,648	230,628
IFRS 9 | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | – financial investments | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	97,302	88,639
IFRS 9 | – financial investments | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	97,364	88,719
IFRS 9 | – financial investments | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(62)	(80)
IFRS 9 | Other assets
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	91,476	103,971
IFRS 9 | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	91,603	104,061
IFRS 9 | Other assets | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(127)	(90)
IFRS 9 | – endorsements and acceptances
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,228	10,277
IFRS 9 | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,245	10,307
IFRS 9 | – endorsements and acceptances | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(17)	(30)
IFRS 9 | – accrued income and other
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	80,248	93,694
IFRS 9 | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	80,358	93,754
IFRS 9 | – accrued income and other | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(110)	(60)
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	345,173	391,762
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	345,269	391,903
IFRS 9 | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(96)	(141)
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	880,351	772,408
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(193)	(175)
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	880,158	772,233
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	880,351	772,408
IFRS 9 | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(193)	(175)
IFRS 9 | – personal | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	239,685	236,170
IFRS 9 | – personal | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(39)	(40)
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	478,337	460,809
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,103)	(4,731)
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	475,234	456,078
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	478,337	460,809
IFRS 9 | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3,103)	(4,731)
IFRS 9 | – corporate and commercial | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	283,625	299,802
IFRS 9 | – corporate and commercial | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(325)	(650)
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	513,539	527,088
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,204)	(9,494)
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	505,335	517,594
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	513,539	527,088
IFRS 9 | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(8,204)	(9,494)
IFRS 9 | – non-bank financial institutions | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	104,327	123,811
IFRS 9 | – non-bank financial institutions | Loans and other credit-related commitments | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(15)	(44)
IFRS 9 | – non-bank financial institutions | Loans and advances to customers at amortised cost | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	65,355	64,580
IFRS 9 | – non-bank financial institutions | Loans and advances to customers at amortised cost | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(110)	(265)
IFRS 9 | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	65,245	64,315
IFRS 9 | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	65,355	64,580
IFRS 9 | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(110)	(265)
IFRS 9 | Strong | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	406,376	407,267
IFRS 9 | Strong | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	320,161	367,685
IFRS 9 | Strong | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	389,865	400,911
IFRS 9 | Strong | Financial guarantee and similar contracts | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,511	6,356
IFRS 9 | Strong | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	544,695	506,231
IFRS 9 | Strong | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	72,978	71,318
IFRS 9 | Strong | – cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	400,176	302,028
IFRS 9 | Strong | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,122	4,079
IFRS 9 | Strong | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	42,578	40,420
IFRS 9 | Strong | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	175,576	177,457
IFRS 9 | Strong | – financial investments | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	84,477	77,361
IFRS 9 | Strong | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	67,097	81,886
IFRS 9 | Strong | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,742	1,458
IFRS 9 | Strong | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	65,355	80,428
IFRS 9 | Strong | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	320,161	367,685
IFRS 9 | Strong | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	774,026	683,231
IFRS 9 | Strong | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	388,903	357,821
IFRS 9 | Strong | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	124,819	120,971
IFRS 9 | Strong | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30,973	27,439
IFRS 9 | Good | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	141,199	162,533
IFRS 9 | Good | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,298	12,678
IFRS 9 | Good | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	136,297	157,339
IFRS 9 | Good | Financial guarantee and similar contracts | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,902	5,194
IFRS 9 | Good | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	230,326	233,320
IFRS 9 | Good | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,037	5,496
IFRS 9 | Good | – cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,675	1,388
IFRS 9 | Good | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	10	9
IFRS 9 | Good | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Good | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46,412	40,461
IFRS 9 | Good | – financial investments | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,442	9,781
IFRS 9 | Good | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,109	10,129
IFRS 9 | Good | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,240	4,355
IFRS 9 | Good | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,869	5,774
IFRS 9 | Good | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,298	12,678
IFRS 9 | Good | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	71,648	61,768
IFRS 9 | Good | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	52,080	53,892
IFRS 9 | Good | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	158,938	158,601
IFRS 9 | Good | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,308	20,827
IFRS 9 | Satisfactory | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	97,724	96,101
IFRS 9 | Satisfactory | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,677	10,409
IFRS 9 | Satisfactory | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	92,558	90,784
IFRS 9 | Satisfactory | Financial guarantee and similar contracts | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,166	5,317
IFRS 9 | Satisfactory | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	233,739	256,584
IFRS 9 | Satisfactory | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,020	3,568
IFRS 9 | Satisfactory | – cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,171	1,070
IFRS 9 | Satisfactory | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4	6
IFRS 9 | Satisfactory | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Satisfactory | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18,881	12,398
IFRS 9 | Satisfactory | – financial investments | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,401	1,537
IFRS 9 | Satisfactory | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,685	11,570
IFRS 9 | Satisfactory | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,038	4,245
IFRS 9 | Satisfactory | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	7,647	7,325
IFRS 9 | Satisfactory | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,677	10,409
IFRS 9 | Satisfactory | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	33,142	26,581
IFRS 9 | Satisfactory | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30,492	38,520
IFRS 9 | Satisfactory | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	188,858	203,560
IFRS 9 | Satisfactory | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14,389	14,504
IFRS 9 | Sub- standard | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9,133	10,915
IFRS 9 | Sub- standard | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,087	825
IFRS 9 | Sub- standard | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	8,142	9,668
IFRS 9 | Sub- standard | Financial guarantee and similar contracts | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	991	1,247
IFRS 9 | Sub- standard | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	29,404	36,970
IFRS 9 | Sub- standard | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,118	1,276
IFRS 9 | Sub- standard | – cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Sub- standard | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	779	312
IFRS 9 | Sub- standard | – financial investments | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1	1
IFRS 9 | Sub- standard | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	408	298
IFRS 9 | Sub- standard | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	199	229
IFRS 9 | Sub- standard | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	209	69
IFRS 9 | Sub- standard | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,087	825
IFRS 9 | Sub- standard | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,188	611
IFRS 9 | Sub- standard | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,920	4,965
IFRS 9 | Sub- standard | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	27,194	30,718
IFRS 9 | Sub- standard | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	290	1,287
IFRS 9 | Credit impaired | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46	306
IFRS 9 | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	775	1,081
IFRS 9 | Credit impaired | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,067	19,372
IFRS 9 | Credit impaired | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Other financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	347	217
IFRS 9 | Credit impaired | Credit impaired | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,000	1,351
IFRS 9 | Credit impaired | Credit impaired | Loans and other credit-related commitments | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	775	1,081
IFRS 9 | Credit impaired | Credit impaired | Financial guarantee and similar contracts | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	225	270
IFRS 9 | Credit impaired | Credit impaired | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19,067	19,372
IFRS 9 | Credit impaired | Credit impaired | Loans and advances to banks at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | – cash and balances at central banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Items in the course of collection from other banks | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | Hong Kong Government certificates of indebtedness | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | – reverse repurchase agreements – non-trading | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
IFRS 9 | Credit impaired | Credit impaired | – financial investments | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	43	39
IFRS 9 | Credit impaired | Credit impaired | Other assets | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	304	178
IFRS 9 | Credit impaired | Credit impaired | – endorsements and acceptances | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26	20
IFRS 9 | Credit impaired | Credit impaired | – accrued income and other | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	278	158
IFRS 9 | Credit impaired | Credit impaired | Debt securities | Financial assets measured at fair value through other comprehensive income, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	46	306
IFRS 9 | Credit impaired | Credit impaired | – personal | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,942	5,611
IFRS 9 | Credit impaired | Credit impaired | – corporate and commercial | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	13,730	13,238
IFRS 9 | Credit impaired | Credit impaired | – non-bank financial institutions | Loans and advances to customers at amortised cost | Financial assets at amortised cost, category | Gross carrying/nominal amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 395	$ 523